Net (Loss) Income per Share (Details) - Schedule of potential weighted average shares - shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Contingent Earn-out Shares [Member]
Schedule of Potential Weighted Average Shares [Abstract]
Potential shares that were excluded from the computation of diluted net loss per share	16,422	16,422	16,422	5,984
Warrant [Member]
Schedule of Potential Weighted Average Shares [Abstract]
Potential shares that were excluded from the computation of diluted net loss per share	18,833	18,833	18,833	6,863
Restricted Stock Units (RSUs) [Member]
Schedule of Potential Weighted Average Shares [Abstract]
Potential shares that were excluded from the computation of diluted net loss per share	9,224	731	10,308
Stock Options [Member]
Schedule of Potential Weighted Average Shares [Abstract]
Potential shares that were excluded from the computation of diluted net loss per share			1,572
Convertible Common Stock [Member]
Schedule of Potential Weighted Average Shares [Abstract]
Potential shares that were excluded from the computation of diluted net loss per share			8,397